Segmental and Revenue Analysis	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTAL AND REVENUE ANALYSIS

Note 19 – SEGMENTAL AND REVENUE ANALYSIS

The Company operates in a single operating segment that includes the selling of water purifying membranes and water purification equipment (products), developing, installing and selling of water purification projects (projects) and providing water treatment service such as landfill leachate treatment and purification service (services).

The net revenues consist of the following:

	For the Years Ended December 31,
	2019	2018	2017
Products	$2,152,846	$1,387,955	$3,771,573
Projects	16,906,709	6,223,293	4,425,596
Services	4,657,423	18,362,715	7,995,334
Net revenues	23,716,978	25,973,963	16,192,503
Products – related parties	796,121	304,938	229,367
Projects – related parties	13,060,893	20,761,803	8,917,627
Net revenues from related parties	13,857,014	21,066,741	9,146,994
Total net revenues	$37,573,992	$47,040,704	$25,339,497

All of the Company's long-lived assets are located in the PRC.